Note 12 - Common Shares and Additional Paid-in Capital	6 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Equity [Text Block]

12. Common shares and Additional paid-in capital

On May 23, 2022, the Company announced that its Board of Directors has approved a share repurchase program (“the Share Repurchase Program”) for up to a total of $20 million of the Company's common stock. The Board would review the program after a period of 12 months. This period was extended in each of May 2023, 2024 and 2025 for an additional period of 12 months. To date, about $10.5 million has been used to repurchase 466,374 shares of the Company. Share repurchases will be made from time to time for cash in open market transactions at prevailing market prices or in privately negotiated transactions. The timing and amount of purchases under the program will be determined by management based upon market conditions and other factors. The program does not require the Company to purchase any specific number or amount of shares and may be suspended or reinstated at any time at the Company's discretion and without notice.

During the six months ended June 30, 2024, the Company did not repurchase any shares in the open market under the Share Repurchase Program. During the six months ended June 30, 2025, the Company repurchased 40,925 common shares under the Share Repurchase Program in open market transactions for an aggregate consideration of approximately $1.3 million. The repurchased shares were cancelled and removed from the Company’s share capital.

The Company declared a cash dividend of $0.60 per common share in each of February and May 2024, totalling $8.4 million. The $8.31 million were paid within the six-month period and another $0.11 million were accrued, relating to dividends of unvested restricted shares. In the first six months of 2025, the Company declared a cash dividend of $0.65 per common share in each of February and June 2025, totalling $9.13 million. The $4.52 million were paid within the six-month period. As of June 30, 2025, $4.50 million of dividends were payable and subsequently settled in July 2025, and $0.24 million were accrued related to dividends on unvested restricted shares.